Profit and Loss Information - Disclosure of Components of Income Tax Expenses (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Profit And Loss Information
Current tax on losses for the period	$ 2	$ 9
Adjustment for current tax on prior periods	39	51
Total current tax expense	41	60
Decrease in deferred tax asset		701
Income tax benefit for continuing operations	41	761
Loss before income tax	(18,413)	(27,968)
Tax at New Zealand tax rate 28%	(5,156)	(7,831)
Tax effect of - permanent differences	1,581	75
Tax effect of - adjustments in respect of current tax or prior periods	37	76
Tax effect of - effects of different tax rates of subsidiaries operating in other jurisdictions	(3)	(641)
Tax effect of - deferred tax assets relating to the current period not recognised	3,602	7,727
Tax effect of - other	(20)	1,355
Income tax expense	$ 41	$ 761